Non-current assets and liabilities held for sales and discontinued operations - Reclassification of cumulative translation adjustments - Cash flows of discontinued operations (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before income taxes	$ 29,541	$ 6,990	$ (156)
Adjustments:
Net cash provided by (used in) operating activities	(316)	(1,055)	(637)
Investing activities
Net cash used in investing activities	(2,469)	(129)	(113)
Financing activities
Net cash used in financing activities	(13)	(15)	(14)
Discontinued operations
Operating activities
Loss before income taxes	(3,197)	(2,021)	(2,619)
Discontinued operations | Australia
Operating activities
Loss before income taxes	(3,197)	(2,021)	(2,619)
Adjustments:
Equity results in associates and joint ventures	26	43	25
Depreciation, amortization and depletion	69	19	237
Impairment and disposals of non-current assets	3,282	935	1,691
Financial Results, net	(447)	(2)	20
Increase (decrease) in assets and liabilities	(49)	(29)	9
Net cash provided by (used in) operating activities	(316)	(1,055)	(637)
Investing activities
Additions to property, plant, and equipment	(194)	(203)	(240)
Acquisition of NLC, net of cash	(2,345)
Others	70	74	127
Net cash used in investing activities	(2,469)	(129)	(113)
Financing activities
Payments	(13)	(15)	(14)
Net cash used in financing activities	(13)	(15)	(14)
Net cash used in discontinued operations	$ (2,798)	$ (1,199)	$ (764)